SUPPLEMENTAL DISCLOSURES ABOUT NATURAL GAS PRODUCING ACTIVITIES	12 Months Ended
Dec. 31, 2021
Extractive Industries [Abstract]
SUPPLEMENTAL DISCLOSURES ABOUT NATURAL GAS PRODUCING ACTIVITIES

SUPPLEMENTAL DISCLOSURES ABOUT NATURAL GAS PRODUCING ACTIVITIES

In accordance with FASB and SEC disclosure requirements for natural gas producing activities, this section provides supplemental information on Tellurian’s natural gas producing activities in six separate tables. Tables I through III provide historical cost information pertaining to costs incurred in exploration, property acquisitions and development; capitalized costs; and results of operations. Tables IV through VI present information on the Company’s estimated net proved reserve quantities, standardized measure of estimated discounted future net cash flows related to proved reserves and changes in estimated discounted future net cash flows.

Table I — Capitalized Costs Related to Natural Gas Producing Activities

Capitalized costs related to Tellurian’s natural gas producing activities are summarized as follows (in thousands):

	December 31,
	2021	2020	2019
Proved properties	$113,950	$62,718	$142,494
Unproved properties	—	—	—
Gross capitalized costs	113,950	62,718	142,494
Accumulated DD&A	(48,637)	(37,639)	(21,010)
Net capitalized costs	$65,313	$25,079	$121,484

Table II — Costs Incurred in Exploration, Property Acquisitions and Development

Costs incurred in natural gas property acquisition (inclusive of producing well costs), exploration and development activities are summarized as follows (in thousands):

	Year Ended December 31,
	2021	2020	2019
Property acquisitions:
Proved	$3,409	$1,307	$45,484
Unproved	—	—	—
Exploration costs	—	—	—
Development	28,955	—	800
Costs incurred	$32,364	$1,307	$46,284

Table III — Results of Operations for Natural Gas Producing Activities

The following table includes revenues and expenses directly associated with our natural gas and condensate producing activities. It does not include any interest costs or indirect general and administrative costs and, therefore, is not necessarily indicative of the contribution to consolidated net operating results of our natural gas operations. Tellurian’s results of operations from natural gas and condensate producing activities for the periods presented are as follows (in thousands):

	Year Ended December 31,
	2021	2020	2019
Natural gas sales	$51,499	$30,441	$28,774
Operating costs	20,576	15,814	14,923
Depreciation, depletion and amortization	10,998	16,703	19,736
Impairment charge	—	81,065	—
Total operating costs and expenses	31,574	113,582	34,659
Results of operations	$19,925	$(83,141)	$(5,885)

Table IV — Natural Gas Reserve Quantity Information

Our estimated proved reserves are located in Louisiana. We caution that there are many uncertainties inherent in estimating proved reserve quantities and in projecting future production rates and the timing of development expenditures. Accordingly, these estimates are expected to change as further information becomes available. Material revisions of reserve estimates may occur in the future, development and production of the natural gas and condensate reserves may not occur in the periods assumed, and actual prices realized and actual costs incurred may vary significantly from those used in these estimates.

The estimates of our proved reserves as of December 31, 2021, 2020 and 2019 have been prepared by Netherland, Sewell & Associates, Inc., independent petroleum consultants.

	Gas	Condensate	Gas Equivalent
	(MMcf)	(Mbbl)	(MMcfe)
Proved reserves:
December 31, 2018	264,854	7	264,899
Extensions, discoveries and other additions	12,848	—	12,848
Revisions of previous estimates	4,737	(6)	4,696
Production	(13,901)	(1)	(13,905)
Sale of reserves-in-place	—	—	—
Purchases of reserves-in-place	—	—	—
December 31, 2019	268,538	—	268,538
Extensions, discoveries and other additions	—	—	—
Revisions of previous estimates	(152,132)	—	(152,132)
Production	(16,898)	—	(16,898)
Sale of reserves-in-place	—	—	—
Purchases of reserves-in-place	—	—	—
December 31, 2020	99,508	—	99,508
Extensions, discoveries and other additions	202,897	—	202,897
Revisions of previous estimates	35,237	—	35,237
Production	(14,306)	—	(14,306)
Sale of reserves-in-place	—	—	—
Purchases of reserves-in-place	—	—	—
December 31, 2021	323,336	—	323,336
Proved developed reserves:
December 31, 2019	30,699	—	30,699
December 31, 2020	26,593	—	26,593
December 31, 2021	73,927	—	73,927
Proved undeveloped reserves:
December 31, 2019	237,839	—	237,839
December 31, 2020	72,915	—	72,915
December 31, 2021	249,409	—	249,409

2020 to 2021 Overall Reserve Changes

●	Added 203 Bcfe of proved reserves comprised of 152 Bcfe from additional proved undeveloped locations and 51 Bcfe of proved developed reserves from drilling activities.
●	Had total positive revisions of approximately 35 Bcfe, comprised primarily of a 9 Bcfe positive revision due to an increase in commodity prices, a 15 Bcfe positive revision from changes in ownership and an 11 Bcfe positive revision from improved well performance.

2020 to 2021 PUD Changes

●	Added approximately 152 Bcfe from additional proved undeveloped locations.
●	Had total positive revisions of approximately 25 Bcfe, comprised of a 3 Bcfe positive revision due to an increase in commodity prices, a 16 Bcfe positive revision from changes in ownership and a 6 Bcfe positive revision from improved well performance.

2019 to 2020 Overall Reserve Changes

●	Had total negative revisions of approximately 152 Bcfe, comprised primarily of a 149 Bcfe negative revision due to the downturn in commodity prices and a 17 Bcfe negative revision from the loss of leases. These downward revisions were offset by a 14 Bcfe positive revision due to improved well performance.

2019 to 2020 PUD Changes

●	Had total negative revisions of approximately 165 Bcfe, comprised of a 148 Bcfe negative revision due to the downturn in commodity prices and a 17 Bcfe negative revision from lease expirations.

2018 to 2019 Overall Reserve Changes

●	Added approximately 13 Bcfe of proved reserves, comprised of 12 Bcfe from additional proved undeveloped locations and 1 Bcfe from drilling activities.
●	Had total positive revisions of approximately 4 Bcfe, comprised of a 4 Bcfe negative revision due to prices, a 2 Bcfe negative revision from changes in operating expenses, a 9 Bcfe positive revision from well performance and a 1 Bcfe positive revision from changes in ownership.

2018 to 2019 PUD Changes

●	Converted approximately 29 Bcfe to proved developed reserves.
●	Added approximately 12 Bcfe from additional proved undeveloped locations.
●	Had total positive revisions of approximately 8 Bcfe, comprised primarily of a 9 Bcfe positive revision from well performance, a 2 Bcfe negative revision due to prices and a 1 Bcfe positive revision from changes in ownership.

Table V — Standardized Measure of Discounted Future Net Cash Flows Related to Proved Natural Gas Reserves

ASC 932 prescribes guidelines for computing a standardized measure of future net cash flows and changes therein relating to estimated proved reserves. Tellurian has followed these guidelines, which are briefly discussed below.

Future cash inflows and future production and development costs as of December 31, 2021, 2020 and 2019 were determined by applying the average of the first-day-of-the-month prices for the 12 months of the year and year-end costs to the estimated quantities of natural gas and condensate to be produced. Actual future prices and costs may be materially higher or lower than the prices and costs used. For each year, estimates are made of quantities of proved reserves and the future periods during which they are expected to be produced based on the continuation of the economic conditions applied for that year. Estimated future income taxes are computed using current statutory income tax rates, including consideration of the current tax basis of the properties and related carryforwards, giving effect to permanent differences and tax credits. The resulting future net cash flows are reduced to present value amounts by applying a 10% annual discount factor.

The assumptions used to compute the standardized measure are those prescribed by the FASB and do not necessarily reflect our expectations of actual revenue to be derived from those reserves or their present worth. The limitations inherent in the reserve quantity estimation process, as discussed previously, are equally applicable to the standardized measure computations since these estimates reflect the valuation process.

The following summary sets forth our future net cash flows relating to proved natural gas and condensate reserves based on the standardized measure (in thousands):

	Year Ended December 31,
	2021	2020	2019
Future cash inflows	$945,651	$132,563	$534,577
Future production costs	(133,909)	(34,624)	(102,268)
Future development costs	(211,836)	(71,557)	(287,111)
Future income tax provisions	(54,401)	—	(6,612)
Future net cash flows	545,505	26,382	138,586
Less effect of a 10% discount factor	(181,302)	(19,497)	(85,415)
Standardized measure of discounted future net cash flows	$364,203	$6,885	$53,171

Table VI — Changes in Standardized Measure of Discounted Future Net Cash Flows Related to Proved Natural Gas Reserves

The following table sets forth the changes in the standardized measure of discounted future net cash flows (in thousands):

December 31, 2018	$145,811
Sales and transfers of gas and condensate produced, net of production costs	(21,704)
Net changes in prices and production costs	(134,366)
Extensions, discoveries, additions and improved recovery, net of related costs	2,019
Development costs incurred	23,485
Revisions of estimated development costs	6,165
Revisions of previous quantity estimates	(12,660)
Accretion of discount	17,821
Net change in income taxes	28,316
Purchases of reserves in place	—
Sales of reserves in place	—
Changes in timing and other	(1,716)
December 31, 2019	$53,171
Sales and transfers of gas and condensate produced, net of production costs	(20,211)
Net changes in prices and production costs	(58,136)
Extensions, discoveries, additions and improved recovery, net of related costs	—
Development costs incurred	—
Revisions of estimated development costs	—
Revisions of previous quantity estimates	26,133
Accretion of discount	5,725
Net change in income taxes	4,077
Purchases of reserves in place	—
Sales of reserves in place	—
Changes in timing and other	(3,874)
December 31, 2020	$6,885
Sales and transfers of gas and condensate produced, net of production costs	(39,806)
Net changes in prices and production costs	110,850
Extensions, discoveries, additions and improved recovery, net of related costs	255,246
Development costs incurred	—
Revisions of estimated development costs	10,643
Revisions of previous quantity estimates	35,012
Accretion of discount	688
Net change in income taxes	(27,455)
Purchases of reserves in place	—
Sales of reserves in place	—
Changes in timing and other	12,140
December 31, 2021	$364,203